Supplement dated June 28, 2013
to the Prospectus of the following funds:
Fund	Prospectus Dated
Columbia Funds Series Trust
Columbia Capital Allocation Moderate Aggressive Portfolio	06/01/2013
Columbia Capital Allocation Moderate Conservative Portfolio	06/01/2013
Columbia Funds Series Trust II
Columbia Capital Allocation Aggressive Portfolio	06/01/2013
Columbia Capital Allocation Conservative Portfolio	06/01/2013
Columbia Capital Allocation Moderate Portfolio	06/01/2013
(each a “Fund,” together the “Funds”)
For Columbia Capital Allocation Conservative Portfolio
The “Average Annual Total Return” table within the section of the Fund’s Summary entitled “Performance Information” is deleted in its entirety and replaced with the following:
Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2012)
	Share Class Inception Date	1 Year	5 Years	Life of Fund
Class A	03/04/2004
returns before taxes		3.69%	3.34%	4.14%
returns after taxes on distributions		2.45%	2.26%	2.93%
returns after taxes on distributions and sale of Fund shares		2.72%	2.28%	2.91%
Class B returns before taxes	03/04/2004	3.08%	3.20%	3.92%
Class C returns before taxes	03/04/2004	7.05%	3.59%	3.93%
Class K returns before taxes	03/04/2004	9.04%	4.49%	4.88%
Class R returns before taxes	09/27/2010	8.59%	4.14%	4.50%
Class Z returns before taxes	09/27/2010	9.01%	4.46%	4.78%
Blended Index (66% Barclays U.S. Aggregate Bond Index, 15% Russell 3000 Index, 10% Citigroup 3-Month T-Bill Index, 5% MSCI EAFE Index (unhedged net) and 4% Barclays High Yield Corporate Bond Index) (reflects no deduction for fees, expenses or taxes)		6.76%	4.85%	5.20% (a)
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)		4.21%	5.95%	5.20%
Russell 3000 Index (reflects no deduction for fees, expenses or taxes)		16.42%	2.04%	4.93%

(a) As of February 29, 2004.
On June 20, 2013, the Fund altered the composition of its Blended Index. This change was made based on a recommendation by the Fund’s Investment Manager to the Fund’s Board that the new Blended Index provides a more appropriate Fund performance comparison than the prior blended index.
The Citigroup 3-Month U.S. Treasury Bill Index and the MSCI EAFE Index (Gross) are no longer included as standalone benchmarks for Fund performance comparison purposes.
For Columbia Capital Allocation Moderate Conservative Portfolio
The “Average Annual Total Return” table within the section of the Fund’s Summary entitled “Performance Information” is deleted in its entirety and replaced with the following:
SUP124_01_001_(06/13)

Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2012)
	Share Class Inception Date	1 Year	5 Years	10 Years
Class A	10/15/1996
returns before taxes		4.08%	3.67%	5.85%
returns after taxes on distributions		2.80%	2.48%	4.53%
returns after taxes on distributions and sale of Fund shares		3.23%	2.53%	4.41%
Class B returns before taxes	08/07/1997	4.55%	3.76%	5.67%
Class C returns before taxes	10/15/1996	8.61%	4.11%	5.68%
Class R returns before taxes	01/23/2006	10.14%	4.65%	6.22%
Class R4 returns before taxes	11/08/2012	10.42%	4.89%	6.47%
Class R5 returns before taxes	11/08/2012	10.45%	4.90%	6.48%
Class Z returns before taxes	10/15/1996	10.71%	5.13%	6.73%
Blended Index (55.5% Barclays U.S. Aggregate Bond Index, 26% Russell 3000 Index, 9% MSCI EAFE Index (unhedged net), 5% Citigroup 3-Month T-Bill Index and 4.5% Barclays High Yield Corporate Bond Index) (reflects no deduction for fees, expenses or taxes)		8.93%	4.47%	6.50%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)		16.00%	1.66%	7.10%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)		4.21%	5.95%	5.18%
Russell 3000 Index (reflects no deduction for fees, expenses or taxes)		16.42%	2.04%	7.68%

On June 20, 2013, the Fund added a Blended Index for Fund performance comparison purposes. This change was made based on a recommendation by the Fund’s Investment Manager to the Fund’s Board that the Blended Index provides a more appropriate basis for comparing the Fund’s performance. Effective as of the same date, the S&P 500 Index will no longer be a benchmark for the Fund’s performance. Information on the S&P 500 Index will be included only for a one-year transition period.
For Columbia Capital Allocation Moderate Portfolio
The “Average Annual Total Return” table within the section of the Fund’s Summary entitled “Performance Information” is deleted in its entirety and replaced with the following:
Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2012)
	Share Class Inception Date	1 Year	5 Years	Life of Fund
Class A	03/04/2004
returns before taxes		5.46%	2.49%	4.87%
returns after taxes on distributions		4.68%	1.64%	3.71%
returns after taxes on distributions and sale of Fund shares		3.72%	1.63%	3.60%
Class B returns before taxes	03/04/2004	6.05%	2.57%	4.78%
Class C returns before taxes	03/04/2004	10.01%	2.93%	4.79%
Class K returns before taxes	03/04/2004	12.01%	3.89%	5.79%
Class R returns before taxes	09/27/2010	11.62%	3.47%	5.33%
Class Z returns before taxes	09/27/2010	12.05%	3.83%	5.64%
Blended Index (42.5% Barclays U.S. Aggregate Bond Index, 37% Russell 3000 Index, 11% MSCI EAFE Index (unhedged net), 7.5% Barclays High Yield Corporate Bond Index and 2% MSCI Emerging Markets Index (net)) (reflects no deduction for fees, expenses or taxes)		11.41%	4.17%	5.87%
Russell 3000 Index (reflects no deduction for fees, expenses or taxes)		16.42%	2.04%	4.93%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)		4.21%	5.95%	5.20%

On June 20, 2013, the Fund altered the composition of its Blended Index. This change was made based on a recommendation by the Fund’s Investment Manager to the Fund’s Board that the new Blended Index provides a more appropriate Fund performance comparison than the prior blended index.
The MSCI EAFE Index (Gross) is no longer included as a standalone benchmark for Fund performance comparison purposes.

SUP124_01_001_(06/13)

For Columbia Capital Allocation Moderate Aggressive Portfolio
The “Average Annual Total Return” table within the section of the Fund’s Summary entitled “Performance Information” is deleted in its entirety and replaced with the following:
Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2012)
	Share Class Inception Date	1 Year	5 Years	10 Years
Class A	10/15/1996
returns before taxes		5.98%	2.50%	7.07%
returns after taxes on distributions		5.12%	1.54%	5.99%
returns after taxes on distributions and sale of Fund shares		4.59%	1.77%	5.75%
Class B returns before taxes	08/13/1997	6.58%	2.59%	6.90%
Class C returns before taxes	10/15/1996	10.62%	2.93%	6.91%
Class R returns before taxes	01/23/2006	12.16%	3.47%	7.44%
Class R4 returns before taxes	11/08/2012	12.40%	3.72%	7.71%
Class R5 returns before taxes	11/08/2012	12.43%	3.73%	7.71%
Class T returns before taxes	03/07/2011	6.02%	2.45%	7.02%
Class Z returns before taxes	10/15/1996	12.72%	4.01%	7.99%
Blended Index (49% Russell 3000 Index, 28.5% Barclays U.S. Aggregate Bond Index, 12% MSCI EAFE Index (unhedged net), 6.5% Barclays High Yield Corporate Bond Index and 4% MSCI Emerging Markets Index (net)) (reflects no deduction for fees, expenses or taxes)		13.19%	3.38%	7.93%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)		16.00%	1.66%	7.10%
Russell 3000 Index (reflects no deduction for fees, expenses or taxes)		16.42%	2.04%	7.68%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)		4.21%	5.95%	5.18%

On June 20, 2013, the Fund added a Blended Index for Fund performance comparison purposes. This change was made based on a recommendation by the Fund’s Investment Manager to the Fund’s Board that the Blended Index provides a more appropriate basis for comparing the Fund’s performance. Effective as of the same date, the S&P 500 Index will no longer be a benchmark for the Fund’s performance. Information on the S&P 500 Index will be included only for a one-year transition period.
For Columbia Capital Allocation Aggressive Portfolio
The “Average Annual Total Return” table within the section of the Fund’s Summary entitled “Performance Information” is deleted in its entirety and replaced with the following:
3
SUP124_01_001_(06/13)

Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2012)
	Share Class Inception Date	1 Year	5 Years	Life of Fund
Class A	03/04/2004
returns before taxes		7.98%	0.28%	4.32%
returns after taxes on distributions		7.72%	-0.17%	3.39%
returns after taxes on distributions and sale of Fund shares		5.48%	0.01%	3.35%
Class B returns before taxes	03/04/2004	8.70%	0.31%	4.22%
Class C returns before taxes	03/04/2004	12.75%	0.72%	4.22%
Class K returns before taxes	03/04/2004	14.64%	1.68%	5.22%
Class R returns before taxes	09/27/2010	14.27%	1.27%	4.80%
Class Z returns before taxes	09/27/2010	14.88%	1.62%	5.10%
Blended Index (60% Russell 3000 Index, 15% Barclays U.S. Aggregate Bond Index, 14% MSCI EAFE Index (unhedged net), 6% MSCI Emerging Markets Index (net) and 5% Barclays High Yield Corporate Bond Index) (reflects no deduction for fees, expenses or taxes)		14.91%	2.43%	5.87%
Russell 3000 Index (reflects no deduction for fees, expenses or taxes)		16.42%	2.04%	4.93%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)		4.21%	5.95%	5.20%

On June 20, 2013, the Fund altered the composition of its Blended Index. This change was made based on a recommendation by the Fund’s Investment Manager to the Fund’s Board that the new Blended Index provides a more appropriate Fund performance comparison than the prior blended index.
The MSCI EAFE Index (Gross) is no longer included as a standalone benchmark for Fund performance comparison purposes.
Shareholders should retain this Supplement for future reference.
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SUP124_01_001_(06/13)